Expense Example - Brandes Small Cap Value Fund	A 1 Year	A 3 Years	A 5 Years	A 10 Years	R6 1 Year	R6 3 Years	R6 5 Years	R6 10 Years	I 1 Year	I 3 Years	I 5 Years	I 10 Years
USD ($)	686	4,913	7,460	10,233	75	4,777	7,481	10,220	93	4,888	7,576	10,198